EMPLOYEE STOCK PURCHASE PLAN (Details Narrative)	9 Months Ended
Sep. 30, 2025 shares
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	29,349,264
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent	85.00%